Accounts Receivable, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable, net consisted of the following:

	As of December 31, 2024	As of June 30,
		2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Accounts receivable	106,471	309,452	243,299
Less: Allowance for credit losses	(60,994)	(112,532)	(88,476)
Accounts receivable, net	45,477	196,920	154,823

Accounts receivable, net consisted of the following:

	As of December 31,
	2023	2024	2024
	S$	S$	$
Accounts receivable	345,488	106,471	77,931
Less: Allowance for credit losses	(30,916)	(60,994)	(44,645)
Accounts receivable, net	314,572	45,477	33,286

Schedule of Allowance for Credit Losses

Movements of allowance for credit losses are as follows:

	As of December 31, 2024	As of June 30,
		2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Allowance for expected credit losses, beginning	30,916	60,994	47,955
Additions	30,078	51,538	40,521
Allowance for expected credit losses, ending	60,994	112,532	88,476

Movements of allowance for credit losses are as follows:

	As of December 31,
	2023	2024	2024
	S$	S$	$
Allowance for expected credit losses, beginning	—	30,916	22,629
Additions	30,916	30,078	22,016
Allowance for expected credit losses, ending	30,916	60,994	44,645